Affiliated companies and other equity-method investees - Summary of financial information for significant affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Total assets	¥ 47,771,802	¥ 43,412,156
Total liabilities	44,547,660	40,439,353
Net revenues	2,486,726	1,593,999	¥ 1,617,235
Non-interest expenses	1,186,103	1,137,267	1,171,201
Net income attributable to affiliated companies	92,786	142,996	153,116
Significant affiliated companies [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	3,135,710	3,009,394
Total liabilities	2,006,590	1,984,043
Net revenues	1,079,609	1,041,000	909,616
Non-interest expenses	838,005	786,391	737,200
Net income attributable to affiliated companies	¥ 179,073	¥ 179,706	¥ 124,163